Segment information	12 Months Ended
Dec. 31, 2012
Segment information [Abstract]
Segment information
Note 3 – Segment information

Operating segments

The Company provides drilling and related services to the offshore oil and gas industry. Our business has been organized into segments based on differences in management structure and reporting, economic characteristics, customer base, asset class, and contract structure. We currently operate in the following three segments:

Floaters: We offer services encompassing drilling, completion and maintenance of offshore exploration and production wells. The drilling contracts relate to semi-submersible rigs and drillships for harsh and benign environments in mid-, deep- and ultra-deep waters.

Jack-up rigs: We offer services encompassing drilling, completion and maintenance of offshore exploration and production wells. The drilling contracts relate to jack-up rigs for operations in harsh and benign environment.

Tender rigs: We offer services encompassing drilling, completion and maintenance of offshore production wells in Southeast Asia, West Africa and the Americas. The drilling contracts relate to self-erecting tender rigs and semi-submersible tender rigs.

Segment results are evaluated on the basis of operating revenues, and the information given below is based on information used for internal management reporting. The accounting principles for the segments are the same as for our consolidated financial statements.

Revenues (excluding gain on sale of drilling units)

(In US$ millions)	2012	2011	2010

Floaters	2,859	2,694	2,264
Jack-up rigs	861	776	578
Tender Rigs	758	589	482
Well Services	-	133	717
Total	4,478	4,192	4,041

Depreciation and amortization

(In US$ millions)	2012	2011	2010

Floaters	412	358	301
Jack-up rigs	146	135	99
Tender Rigs	57	63	57
Well Services	-	7	23
Total	615	563	480

Operating Income – net income

(In US$ millions)	2012	2011	2010

Floaters	1,250	1,328	1,140
Jack-up Rigs	225	220	199
Tender Rigs	316	221	222
Well Services	-	5	64
Operating income	1,791	1,774	1,625
Unallocated items:
Total financial items	(354)	(103)	(294)
Income taxes	(232)	(189)	(159)
Net income	1,205	1,482	1,172

Total assets

(In US$ millions)	2012	2011

Floaters	13,725	12,600
Jack-up Rigs	4,210	4,200
Tender Rigs	1,697	1,504
Total	19,632	18,304

Goodwill

(In US$ millions)	2012	2011

Floaters	890	890
Jack-up Rigs	281	281
Tender Rigs	149	149
Total	1,320	1,320

As a consequence of the change in segment structure from 2011, the Goodwill has been reassigned to the reporting units affected using a relative fair value allocation approach.

Total liabilities

(In US$ millions)	2012	2011

Floaters	9,514	8,274
Jack-up Rigs	2,918	2,745
Tender Rigs	1,176	983
Total	13,608	12,002

Capital expenditures – fixed assets

(In US$ millions)	2012	2011	2010

Floaters	1,342	1,805	1,330
Jack-up Rigs	150	495	877
Tender Rigs	198	243	134
Well Services	-	-	27
Total	1,690	2,543	2,368

Geographic segment data

Revenues are attributed to geographical segments based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents the Company's revenues and fixed assets by geographic area:

Revenues (excluding gain on sale of assets)

(In US$ millions)	2012	2011	2010

Norway	815	966	1,393
UK	230	56	151
Brunei	95	54	66
Thailand	310	303	165
Malaysia	226	207	62
Congo	2	-	37
Nigeria	419	235	204
Canada	66	-	-
USA	260	202	186
Brazil	629	913	710
China	183	299	230
Indonesia	92	130	159
Philippines	-	-	109
Vietnam	180	157	150
Angola	358	337	182
Red Sea	-	-	68
Trinidad & Tobago	83	41	-
Ghana	122	-	-
Saudi Arabia/Kuwait	146	127	69
Mexico	137	49	-
Other	125	116	100
Total	4,478	4,192	4,041

Fixed assets – operating drilling units (1)

(In US$ millions)	2012	2011

Norway	1,868	2,007
UK	1,112	-
Brunei	197	38
Thailand	354	605
Malaysia	690	333
Congo	161	-
Nigeria	1,148	1,191
Canada	546	-
USA	1,296	496
Brazil	1,714	2,096
China	-	1,091
Indonesia	99	321
Vietnam	337	336
Angola	945	979
Trinidad & Tobago	252	424
Ghana	655
Saudi Arabia	661	331
Mexico	593	605
Other	267	370
Total	12,894	11,223

(1)
The fixed assets referred to in the table are the Company's operating drilling units. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.